Distribution Date:	03/17/23	Morgan Stanley Capital I Trust 2018-H3
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2018-H3

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Jane Lam	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			CMBS Notices		cmbs.notices@parkbridgefinancial.com
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61767YAU4	3.176000%	24,170,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767YAV2	3.997000%	62,010,000.00	28,806,011.16	683,618.40	95,948.02	0.00	0.00	779,566.42	28,122,392.76	31.80%	30.00%
A-SB	61767YAW0	4.120000%	39,360,000.00	39,360,000.00	0.00	135,136.00	0.00	0.00	135,136.00	39,360,000.00	31.80%	30.00%
A-3	61767YAX8	3.919000%	38,050,000.00	38,050,000.00	0.00	124,264.96	0.00	0.00	124,264.96	38,050,000.00	31.80%	30.00%
A-4	61767YAY6	3.914000%	275,000,000.00	275,000,000.00	0.00	896,958.33	0.00	0.00	896,958.33	275,000,000.00	31.80%	30.00%
A-5	61767YAZ3	4.177000%	278,376,000.00	278,376,000.00	0.00	968,980.46	0.00	0.00	968,980.46	278,376,000.00	31.80%	30.00%
A-S	61767YBC3	4.429000%	90,902,000.00	90,902,000.00	0.00	335,504.13	0.00	0.00	335,504.13	90,902,000.00	22.39%	21.13%
B	61767YBD1	4.620000%	44,810,000.00	44,810,000.00	0.00	172,518.50	0.00	0.00	172,518.50	44,810,000.00	17.76%	16.75%
C	61767YBE9	4.862625%	43,530,000.00	43,530,000.00	0.00	176,391.74	0.00	0.00	176,391.74	43,530,000.00	13.25%	12.50%
D	61767YAC4	3.000000%	30,727,000.00	30,727,000.00	0.00	76,817.50	0.00	0.00	76,817.50	30,727,000.00	10.07%	9.50%
E-RR	61767YAF7	4.862625%	20,485,000.00	20,485,000.00	0.00	83,009.07	0.00	0.00	83,009.07	20,485,000.00	7.95%	7.50%
F-RR	61767YAH3	4.862625%	24,326,000.00	24,326,000.00	0.00	98,573.52	0.00	0.00	98,573.52	24,326,000.00	5.43%	5.13%
G-RR	61767YAK6	4.862625%	10,242,000.00	10,242,000.00	0.00	41,502.51	0.00	0.00	41,502.51	10,242,000.00	4.37%	4.13%
H-RR	61767YAM2	4.862625%	16,644,000.00	16,644,000.00	0.00	67,444.61	0.00	0.00	67,444.61	16,644,000.00	2.65%	2.50%
J-RR	61767YAP5	4.862625%	25,606,358.00	25,606,358.00	0.00	98,962.31	0.00	0.00	98,962.31	25,606,358.00	0.00%	0.00%
V	61767YAR1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61767YAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,024,238,358.00	966,864,369.16	683,618.40	3,372,011.66	0.00	0.00	4,055,630.06	966,180,750.76

X-A	61767YBA7	0.821422%	716,966,000.00	659,592,011.16	0.00	451,502.96	0.00	0.00	451,502.96	658,908,392.76
X-B	61767YBB5	0.370560%	135,712,000.00	135,712,000.00	0.00	41,907.89	0.00	0.00	41,907.89	135,712,000.00
X-D	61767YAA8	1.862625%	30,727,000.00	30,727,000.00	0.00	47,694.08	0.00	0.00	47,694.08	30,727,000.00
Notional SubTotal			883,405,000.00	826,031,011.16	0.00	541,104.93	0.00	0.00	541,104.93	825,347,392.76

Deal Distribution Total					683,618.40	3,913,116.59	0.00	0.00	4,596,734.99

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767YAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767YAV2	464.53815772	11.02432511	1.54729915	0.00000000	0.00000000	0.00000000	0.00000000	12.57162425	453.51383261
A-SB	61767YAW0	1,000.00000000	0.00000000	3.43333333	0.00000000	0.00000000	0.00000000	0.00000000	3.43333333	1,000.00000000
A-3	61767YAX8	1,000.00000000	0.00000000	3.26583338	0.00000000	0.00000000	0.00000000	0.00000000	3.26583338	1,000.00000000
A-4	61767YAY6	1,000.00000000	0.00000000	3.26166665	0.00000000	0.00000000	0.00000000	0.00000000	3.26166665	1,000.00000000
A-5	61767YAZ3	1,000.00000000	0.00000000	3.48083333	0.00000000	0.00000000	0.00000000	0.00000000	3.48083333	1,000.00000000
A-S	61767YBC3	1,000.00000000	0.00000000	3.69083331	0.00000000	0.00000000	0.00000000	0.00000000	3.69083331	1,000.00000000
B	61767YBD1	1,000.00000000	0.00000000	3.85000000	0.00000000	0.00000000	0.00000000	0.00000000	3.85000000	1,000.00000000
C	61767YBE9	1,000.00000000	0.00000000	4.05218792	0.00000000	0.00000000	0.00000000	0.00000000	4.05218792	1,000.00000000
D	61767YAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61767YAF7	1,000.00000000	0.00000000	4.05218794	0.00000000	0.00000000	0.00000000	0.00000000	4.05218794	1,000.00000000
F-RR	61767YAH3	1,000.00000000	0.00000000	4.05218778	0.00000000	0.00000000	0.00000000	0.00000000	4.05218778	1,000.00000000
G-RR	61767YAK6	1,000.00000000	0.00000000	4.05218805	0.00000000	0.00000000	0.00000000	0.00000000	4.05218805	1,000.00000000
H-RR	61767YAM2	1,000.00000000	0.00000000	4.05218758	0.00000000	0.00000000	0.00000000	0.00000000	4.05218758	1,000.00000000
J-RR	61767YAP5	1,000.00000000	0.00000000	3.86475539	0.18743236	10.38460136	0.00000000	0.00000000	3.86475539	1,000.00000000
V	61767YAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61767YAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61767YBA7	919.97669507	0.00000000	0.62974110	0.00000000	0.00000000	0.00000000	0.00000000	0.62974110	919.02320718
X-B	61767YBB5	1,000.00000000	0.00000000	0.30880018	0.00000000	0.00000000	0.00000000	0.00000000	0.30880018	1,000.00000000
X-D	61767YAA8	1,000.00000000	0.00000000	1.55218798	0.00000000	0.00000000	0.00000000	0.00000000	1.55218798	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/23 - 02/28/23	30	0.00	95,948.02	0.00	95,948.02	0.00	0.00	0.00	95,948.02	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	135,136.00	0.00	135,136.00	0.00	0.00	0.00	135,136.00	0.00
A-3	02/01/23 - 02/28/23	30	0.00	124,264.96	0.00	124,264.96	0.00	0.00	0.00	124,264.96	0.00
A-4	02/01/23 - 02/28/23	30	0.00	896,958.33	0.00	896,958.33	0.00	0.00	0.00	896,958.33	0.00
A-5	02/01/23 - 02/28/23	30	0.00	968,980.46	0.00	968,980.46	0.00	0.00	0.00	968,980.46	0.00
X-A	02/01/23 - 02/28/23	30	0.00	451,502.96	0.00	451,502.96	0.00	0.00	0.00	451,502.96	0.00
X-B	02/01/23 - 02/28/23	30	0.00	41,907.89	0.00	41,907.89	0.00	0.00	0.00	41,907.89	0.00
X-D	02/01/23 - 02/28/23	30	0.00	47,694.08	0.00	47,694.08	0.00	0.00	0.00	47,694.08	0.00
A-S	02/01/23 - 02/28/23	30	0.00	335,504.13	0.00	335,504.13	0.00	0.00	0.00	335,504.13	0.00
B	02/01/23 - 02/28/23	30	0.00	172,518.50	0.00	172,518.50	0.00	0.00	0.00	172,518.50	0.00
C	02/01/23 - 02/28/23	30	0.00	176,391.74	0.00	176,391.74	0.00	0.00	0.00	176,391.74	0.00
D	02/01/23 - 02/28/23	30	0.00	76,817.50	0.00	76,817.50	0.00	0.00	0.00	76,817.50	0.00
E-RR	02/01/23 - 02/28/23	30	0.00	83,009.07	0.00	83,009.07	0.00	0.00	0.00	83,009.07	0.00
F-RR	02/01/23 - 02/28/23	30	0.00	98,573.52	0.00	98,573.52	0.00	0.00	0.00	98,573.52	0.00
G-RR	02/01/23 - 02/28/23	30	0.00	41,502.51	0.00	41,502.51	0.00	0.00	0.00	41,502.51	0.00
H-RR	02/01/23 - 02/28/23	30	0.00	67,444.61	0.00	67,444.61	0.00	0.00	0.00	67,444.61	0.00
J-RR	02/01/23 - 02/28/23	30	260,058.56	103,761.77	0.00	103,761.77	4,799.46	0.00	0.00	98,962.31	265,911.82
Totals			260,058.56	3,917,916.05	0.00	3,917,916.05	4,799.46	0.00	0.00	3,913,116.59	265,911.82

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,596,734.99
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,671,490.73	Master Servicing Fee	7,850.11
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,853.72
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	376.00
ARD Interest	0.00	Operating Advisor Fee	1,388.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	218.08
Extension Interest	0.00
Interest Reserve Withdrawal	261,401.72
Total Interest Collected	3,932,892.45	Total Fees	14,976.39

Principal		Expenses/Reimbursements
Scheduled Principal	683,618.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	2,660.57
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,138.89
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	683,618.40	Total Expenses/Reimbursements	4,799.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,913,116.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	683,618.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,596,734.99
Total Funds Collected	4,616,510.85	Total Funds Distributed	4,616,510.84

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	966,864,369.72	966,864,369.72	Beginning Certificate Balance	966,864,369.16
(-) Scheduled Principal Collections	683,618.40	683,618.40	(-) Principal Distributions	683,618.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	966,180,751.32	966,180,751.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	966,864,369.74	966,864,369.74	Ending Certificate Balance	966,180,750.76
Ending Actual Collateral Balance	966,169,678.23	966,169,678.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.56)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.56)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.86%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	24,200,000.00	2.50%	62	4.5860	NAP	Defeased	2	24,200,000.00	2.50%	62	4.5860	NAP
10,000,000 or less	35	208,366,478.29	21.57%	63	4.9953	2.066665	1.40 or less	14	226,730,585.39	23.47%	49	5.0187	0.956851
10,000,001 to 20,000,000	18	241,256,969.15	24.97%	58	4.9240	1.632120	1.41 to 1.60	13	179,642,863.73	18.59%	57	5.0512	1.479150
20,000,001 to 30,000,000	5	129,269,410.57	13.38%	56	5.0451	1.637820	1.61 to 1.80	13	115,577,935.21	11.96%	62	4.9510	1.695105
30,000,001 to 40,000,000	6	225,607,893.31	23.35%	62	4.7421	1.864582	1.81 to 2.00	2	16,708,787.14	1.73%	63	5.2097	1.870378
40,000,001 to 55,000,000	3	137,480,000.00	14.23%	40	4.7656	1.755432	2.01 to 2.20	10	198,130,842.83	20.51%	57	4.6643	2.105343
55,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 or greater	15	205,189,737.02	21.24%	63	4.7628	2.783460
Totals	69	966,180,751.32	100.00%	57	4.8821	1.817492	Totals	69	966,180,751.32	100.00%	57	4.8821	1.817492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	19	24,200,000.00	2.50%	62	4.5860	NAP	Utah	1	6,500,000.00	0.67%	62	4.7800	2.304000
Alabama	1	15,936,000.00	1.65%	62	4.3150	2.138600	Virginia	2	71,200,000.00	7.37%	63	4.7504	1.509900
Arizona	5	17,891,485.34	1.85%	62	4.5724	2.623323	Wisconsin	2	17,396,276.12	1.80%	63	4.6661	2.319827
California	12	148,555,812.71	15.38%	63	4.9304	1.970209	Totals	119	966,180,751.32	100.00%	57	4.8821	1.817492
Colorado	3	12,879,143.14	1.33%	63	4.7848	3.406578
									Property Type³
Connecticut	1	12,000,000.00	1.24%	63	4.4500	1.796700
Florida	13	145,681,184.73	15.08%	53	5.2219	1.933122		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	6,279,226.83	0.65%	62	4.5410	2.470400		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	61,562,692.84	6.37%	63	4.8198	1.518417	Defeased	19	24,200,000.00	2.50%	62	4.5860	NAP
Indiana	1	2,576,958.55	0.27%	62	4.5410	2.470400	Industrial	11	99,741,853.46	10.32%	56	4.7078	1.878640
Kansas	1	15,018,606.53	1.55%	63	5.0800	1.507200	Lodging	8	133,943,076.24	13.86%	63	5.1091	1.865649
Kentucky	3	22,781,441.90	2.36%	63	5.4644	1.590496	Mixed Use	9	76,974,649.10	7.97%	51	5.1363	1.338449
Massachusetts	1	15,062,243.93	1.56%	59	4.9200	1.463200	Mobile Home Park	3	22,241,147.35	2.30%	63	5.3795	2.139819
Michigan	2	6,736,811.12	0.70%	62	5.2885	1.631460	Multi-Family	5	80,426,900.30	8.32%	62	4.7308	1.899579
Minnesota	1	3,274,650.38	0.34%	62	4.5410	2.470400	Office	47	314,284,511.02	32.53%	51	4.8073	1.785918
Mississippi	1	589,067.00	0.06%	63	4.6100	1.520300	Retail	13	155,811,008.54	16.13%	63	5.0194	1.707951
Nevada	3	13,761,318.53	1.42%	62	4.5933	1.819930	Self Storage	4	18,557,605.28	1.92%	63	4.9072	2.824730
New Jersey	1	28,000,000.00	2.90%	63	4.6920	2.296900	Totals	119	966,180,751.32	100.00%	57	4.8821	1.817492
New York	7	49,354,373.00	5.11%	62	4.7334	1.312421
North Carolina	3	10,448,708.25	1.08%	62	5.0270	1.678459
Ohio	2	20,266,900.30	2.10%	63	4.6288	1.752843
Pennsylvania	3	67,727,741.49	7.01%	62	4.7870	1.721117
South Carolina	1	5,577,070.85	0.58%	63	5.2730	1.372800
Tennessee	3	4,121,014.23	0.43%	62	4.5701	2.070313
Texas	17	120,802,023.52	12.50%	31	5.0672	1.495890

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,200,000.00	2.50%	62	4.5860	NAP	Defeased	2	24,200,000.00	2.50%	62	4.5860	NAP
	4.4999% or less	8	135,950,000.00	14.07%	62	4.3168	2.145172	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	29	398,250,602.81	41.22%	61	4.7392	1.840558	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	30	407,780,148.51	42.21%	52	5.2277	1.651542	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	966,180,751.32	100.00%	57	4.8821	1.817492	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	67	941,980,751.32	97.50%	57	4.8897	1.802697
								Totals	69	966,180,751.32	100.00%	57	4.8821	1.817492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,200,000.00	2.50%	62	4.5860	NAP	Defeased	2	24,200,000.00	2.50%	62	4.5860	NAP
	60 months or less	6	123,675,207.31	12.80%	20	5.1587	1.315076	Interest Only	26	493,570,000.00	51.08%	56	4.7130	1.961458
	61 months or greater	61	818,305,544.01	84.69%	63	4.8490	1.876393	300 months or less	7	59,984,412.54	6.21%	61	5.0758	1.612481
	Totals	69	966,180,751.32	100.00%	57	4.8821	1.817492	301 months or greater	34	388,426,338.78	40.20%	58	5.0854	1.630334
								Totals	69	966,180,751.32	100.00%	57	4.8821	1.817492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	24,200,000.00	2.50%	62	4.5860	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		4	73,117,574.28	7.57%	62	4.6161	1.854377	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	62	854,363,177.04	88.43%	57	4.9087	1.804723	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	14,500,000.00	1.50%	62	5.1500	1.422700
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	966,180,751.32	100.00%	57	4.8821	1.817492
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801771	Various Various		Various	Actual/360	4.315%	134,244.44	0.00	0.00	N/A	05/01/28	--	40,000,000.00	40,000,000.00	03/01/23
1A	310831001				Actual/360	4.315%	134,244.44	0.00	0.00	N/A	05/01/28	--	40,000,000.00	40,000,000.00	03/01/23
2	310831002	OF	Bellaire	TX	Actual/360	5.070%	202,214.13	0.00	0.00	N/A	05/01/23	--	51,280,000.00	51,280,000.00	03/01/23
3	453011906	MF	Philadelphia	PA	Actual/360	4.713%	128,292.89	0.00	0.00	N/A	05/01/28	--	35,000,000.00	35,000,000.00	03/01/23
3A	453011907				Actual/360	4.713%	54,982.67	0.00	0.00	N/A	05/01/28	--	15,000,000.00	15,000,000.00	03/01/23
4	310831004	OF	Various	Various	Actual/360	4.541%	158,935.00	0.00	0.00	N/A	05/01/28	--	45,000,000.00	45,000,000.00	03/01/23
5	695101011	OF	Richmond	VA	Actual/360	4.632%	148,429.87	0.00	0.00	06/06/28	06/06/29	--	41,200,000.00	41,200,000.00	03/06/23
6	1750427	RT	Chino Hills	CA	Actual/360	5.175%	161,000.00	0.00	0.00	N/A	06/01/28	--	40,000,000.00	40,000,000.00	03/01/23
7	304102264	OF	Westchester	IL	Actual/360	4.860%	140,079.97	71,239.28	0.00	N/A	06/06/28	--	37,058,193.30	36,986,954.02	03/06/23
8	695101004	LO	Key Largo	FL	Actual/360	5.144%	134,738.66	56,241.16	0.00	N/A	06/06/28	--	33,677,180.45	33,620,939.29	03/06/23
10	300801780	LO	Herndon	VA	Actual/360	4.913%	114,636.67	0.00	0.00	N/A	06/01/28	--	30,000,000.00	30,000,000.00	03/01/23
11	301741298	LO	Orlando	FL	Actual/360	5.201%	36,732.95	21,790.36	0.00	N/A	06/06/28	--	9,080,577.50	9,058,787.14	03/06/23
11A	301741299				Actual/360	5.201%	36,732.95	21,790.36	0.00	N/A	06/06/28	--	9,080,577.50	9,058,787.14	03/06/23
11B	301741300				Actual/360	5.201%	36,732.95	21,790.36	0.00	N/A	06/06/28	--	9,080,577.50	9,058,787.14	03/06/23
12	301741282	IN	Cherry Hill	NJ	Actual/360	4.692%	102,181.33	0.00	0.00	N/A	06/06/28	--	28,000,000.00	28,000,000.00	03/06/23
13	310831013	RT	Santa Maria	CA	Actual/360	5.120%	99,378.78	46,668.08	0.00	N/A	06/01/28	--	24,955,609.14	24,908,941.06	03/01/23
14	695101013	MU	Coral Gables	FL	Actual/360	5.490%	105,880.54	35,909.90	0.00	N/A	06/06/25	--	24,796,379.41	24,760,469.51	03/06/23
15	301741285	OF	Burbank	CA	Actual/360	5.090%	85,512.00	0.00	0.00	N/A	06/06/28	--	21,600,000.00	21,600,000.00	03/06/23
16	310831016	SS	Various	MI	Actual/360	4.490%	65,653.78	0.00	0.00	N/A	05/01/28	--	18,800,000.00	18,800,000.00	03/01/23
17	310831017	MH	Various	KY	Actual/360	5.620%	75,496.96	30,653.41	0.00	N/A	06/01/28	--	17,271,800.76	17,241,147.35	03/01/23
18	301831019	IN	Beverly	MA	Actual/360	4.920%	57,794.30	40,795.25	0.00	N/A	02/01/28	--	15,103,039.18	15,062,243.93	03/01/23
19	301741278	RT	Abington Township	PA	Actual/360	5.020%	65,789.89	0.00	0.00	N/A	06/06/28	--	16,850,000.00	16,850,000.00	03/06/23
20	695101014	OF	Various	FL	Actual/360	5.390%	61,623.20	26,719.61	0.00	N/A	06/06/25	--	14,699,411.64	14,672,692.03	03/06/23
21	301831021	RT	Wichita	KS	Actual/360	5.080%	59,434.97	23,990.14	0.00	N/A	06/01/28	--	15,042,596.67	15,018,606.53	03/01/23
22	301741286	OF	Boca Raton	FL	Actual/360	5.370%	61,391.67	23,956.41	0.00	N/A	06/06/28	--	14,698,722.79	14,674,766.38	03/06/23
23	301831023	OF	New York	NY	Actual/360	4.073%	47,518.33	0.00	0.00	06/01/28	06/01/29	--	15,000,000.00	15,000,000.00	03/01/23
24	301741274	MU	New York	NY	Actual/360	5.150%	58,080.56	0.00	0.00	N/A	05/06/28	--	14,500,000.00	14,500,000.00	03/06/23
25	1852647	LO	Buena Park	CA	Actual/360	4.520%	45,371.56	25,730.85	0.00	N/A	06/01/28	--	12,905,943.86	12,880,213.01	03/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	304102052	RT	Davie	FL	Actual/360	4.810%	46,756.95	24,154.50	0.00	N/A	06/06/28	--	12,498,146.32	12,473,991.82	03/06/23
27	310831027	OF	Various	Various	Actual/360	4.610%	44,640.17	0.00	0.00	N/A	06/01/28	--	12,450,000.00	12,450,000.00	03/01/23
28	1852540	MU	Greenwich	CT	Actual/360	4.450%	41,533.33	0.00	0.00	N/A	06/01/28	--	12,000,000.00	12,000,000.00	03/01/23
29	301741272	IN	Austin	TX	Actual/360	4.875%	40,904.65	18,631.28	0.00	N/A	05/06/23	--	10,788,039.08	10,769,407.80	03/06/23
30	301741270	MU	New York	NY	Actual/360	5.340%	45,686.67	0.00	0.00	N/A	04/06/28	--	11,000,000.00	11,000,000.00	05/06/21
31	304102051	IN	Neenah	WI	Actual/360	4.740%	40,321.07	0.00	0.00	N/A	06/06/28	--	10,937,000.00	10,937,000.00	03/06/23
32	1852411	MF	Delaware	OH	Actual/360	4.925%	40,005.73	16,944.73	0.00	N/A	06/01/28	--	10,443,845.03	10,426,900.30	03/01/23
33	301741266	OF	Los Angeles	CA	Actual/360	4.685%	37,532.06	0.00	0.00	N/A	04/06/28	--	10,300,000.00	10,300,000.00	03/06/23
34	1852278	RT	Santa Ana	CA	Actual/360	4.490%	34,922.22	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	03/01/23
35	300801785	LO	New Braunfels	TX	Actual/360	5.652%	41,169.90	16,566.32	0.00	N/A	06/01/28	--	9,365,309.32	9,348,743.00	03/01/23
36	300801784	LO	Harlingen	TX	Actual/360	5.623%	36,848.89	14,948.82	0.00	N/A	06/01/28	--	8,425,598.37	8,410,649.55	04/01/23
37	695101010	OF	Houston	TX	Actual/360	5.075%	32,947.40	14,426.38	0.00	N/A	06/06/28	--	8,346,983.19	8,332,556.81	03/06/23
38	1751515	MF	El Cajon	CA	Actual/360	4.335%	26,973.33	0.00	0.00	N/A	05/01/28	--	8,000,000.00	8,000,000.00	03/01/23
39	695101017	OF	Tallahassee	FL	Actual/360	5.103%	28,375.44	18,873.10	0.00	N/A	03/06/28	--	7,149,267.14	7,130,394.04	03/06/23
40	695101015	RT	Tulare	CA	Actual/360	5.085%	30,849.00	0.00	0.00	N/A	06/06/28	--	7,800,000.00	7,800,000.00	03/06/23
41	300801777	MF	Lisle	IL	Actual/360	5.220%	31,059.00	0.00	0.00	N/A	05/01/28	--	7,650,000.00	7,650,000.00	03/01/23
42	300801791	RT	Mesa	AZ	Actual/360	4.610%	26,855.81	0.00	0.00	N/A	06/01/28	--	7,490,000.00	7,490,000.00	03/01/23
43	695100991	LO	Mooresville	NC	Actual/360	5.270%	28,605.24	12,902.99	0.00	N/A	05/06/28	--	6,978,778.43	6,965,875.44	03/06/23
44	310831044	SS	Denver	CO	Actual/360	4.920%	28,508.67	0.00	0.00	N/A	06/01/28	--	7,450,000.00	7,450,000.00	03/01/23
45	695101012	Various Stockton		CA	Actual/360	4.965%	26,540.48	11,101.32	0.00	N/A	06/06/28	--	6,872,803.60	6,861,702.28	03/06/23
46	301831046	IN	Hempstead	NY	Actual/360	4.350%	22,330.00	0.00	0.00	N/A	07/01/28	--	6,600,000.00	6,600,000.00	03/01/23
47	301741268	OF	Park City	UT	Actual/360	4.780%	24,165.56	0.00	0.00	05/06/28	05/06/38	--	6,500,000.00	6,500,000.00	03/06/23
48	300801754	LO	Lexington	KY	Actual/360	4.980%	21,500.60	10,635.40	0.00	N/A	04/01/28	--	5,550,929.95	5,540,294.55	03/01/23
49	1852240	IN	Chicago	IL	Actual/360	4.850%	21,394.64	9,317.02	0.00	N/A	05/01/28	--	5,671,626.81	5,662,309.79	03/01/23
50	300801786	RT	Easley	SC	Actual/360	5.273%	22,910.54	9,199.95	0.00	N/A	06/01/28	--	5,586,270.80	5,577,070.85	03/01/23
51	695100988	MU	Houston	TX	Actual/360	4.934%	19,513.62	9,790.12	0.00	N/A	04/06/28	--	5,084,908.72	5,075,118.60	03/06/23
52	695101000	MF	Various	IL	Actual/360	4.920%	20,664.00	0.00	0.00	N/A	06/06/28	--	5,400,000.00	5,400,000.00	03/06/23
53	695100995	RT	Farmington	MI	Actual/360	5.528%	21,440.90	7,606.00	0.00	N/A	05/06/28	--	4,986,770.12	4,979,164.12	03/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
54	301831054	MH	San Luis	AZ	Actual/360	4.550%	17,694.44	0.00	0.00	N/A	04/01/28	--	5,000,000.00	5,000,000.00	03/01/23
55	695100993	MU	Las Vegas	NV	Actual/360	4.903%	17,384.91	8,762.36	0.00	N/A	05/06/28	--	4,558,846.73	4,550,084.37	03/06/23
56	695101002	RT	Tallahassee	FL	Actual/360	4.745%	17,530.14	0.00	0.00	N/A	06/06/28	--	4,750,000.00	4,750,000.00	03/06/23
57	304102035	SS	Houston	TX	Actual/360	4.540%	16,596.22	0.00	0.00	N/A	05/06/28	--	4,700,000.00	4,700,000.00	03/06/23
58	695101016	SS	Houston	TX	Actual/360	5.290%	17,256.64	7,704.13	0.00	N/A	06/06/28	--	4,194,161.23	4,186,457.10	03/06/23
59	1852451	MF	Houston	TX	Actual/360	4.340%	14,683.67	0.00	0.00	N/A	05/01/28	--	4,350,000.00	4,350,000.00	03/01/23
60	304102043	OF	Plantation	FL	Actual/360	5.420%	17,734.37	6,465.16	0.00	N/A	06/06/28	--	4,206,887.25	4,200,422.09	03/06/23
61	301831061	RT	Fort Collins	CO	Actual/360	4.620%	14,373.33	0.00	0.00	N/A	06/06/28	--	4,000,000.00	4,000,000.00	03/06/23
62	1852897	IN	Houston	TX	Actual/360	5.260%	12,215.08	5,198.85	0.00	N/A	06/01/28	--	2,985,762.10	2,980,563.25	03/01/23
63	1853020	SS	Fort Walton Beach	FL	Actual/360	4.920%	8,515.86	4,250.77	0.00	N/A	06/01/28	--	2,225,398.95	2,221,148.18	03/01/23
64	695100994	RT	Las Vegas	NV	Actual/360	4.903%	7,501.10	3,780.72	0.00	N/A	05/06/28	--	1,967,014.88	1,963,234.16	03/06/23
65	1852900	IN	Houston	TX	Actual/360	5.260%	6,731.87	2,865.14	0.00	N/A	06/01/28	--	1,645,486.67	1,642,621.53	03/01/23
66	1852899	IN	Houston	TX	Actual/360	5.260%	5,211.77	2,218.17	0.00	N/A	06/01/28	--	1,273,925.33	1,271,707.16	03/01/23
Totals							3,671,490.73	683,618.40	0.00				966,864,369.72	966,180,751.32
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	24,209,965.56	18,446,834.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,409,260.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,639,748.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,442,600.00	9,289,453.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,680,527.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,717,195.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,782,920.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	18,684,606.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	944,402.51	1,194,345.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,082,579.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,367,194.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,426,862.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,247,003.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,342,821.05	2,469,718.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,121,044.18	2,265,093.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,541,660.00	4,266,998.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,606,969.38	1,445,508.64	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,042,993.53	1,163,007.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,626,387.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,772,798.35	756,546.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	22,710,267.15	19,237,054.39	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,077,658.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,764,275.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,111,614.00	857,193.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	87,887.82	0.00
27	727,921.69	907,505.62	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,054,430.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,600,138.35	1,204,572.11	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	572,736.00	739,581.50	01/01/22	06/30/22	01/11/23	641,187.68	185,048.09	42,904.87	905,514.91	0.00	0.00
31	1,165,293.92	986,426.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	969,147.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	859,292.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	996,207.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,585,299.58	1,630,069.43	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,996,388.43	2,287,800.39	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	812,257.84	580,667.64	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,718,130.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	4,161,385.00	2,306,860.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	985,343.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	791,876.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	741,228.73	608,168.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	732,171.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	927,737.23	897,076.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	622,394.30	612,142.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	873,000.00	82,966.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	731,897.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	440,276.52	497,287.54	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	610,160.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	584,564.35	423,394.38	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	608,213.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	637,972.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	766,668.43	610,461.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	468,073.98	377,036.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	709,529.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	657,016.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	446,307.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	341,118.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	360,324.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	799,251.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	325,461.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	585,274.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	270,493.80	148,089.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	200,774.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	141,195.35	115,129.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	186,569,982.86	76,767,315.41				641,187.68	185,048.09	42,904.87	905,514.91	87,887.82	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.882091%	4.859330%	57
02/17/23	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.882265%	4.859505%	58
01/18/23	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.882393%	4.859635%	59
12/16/22	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.882521%	4.859764%	60
11/18/22	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.882662%	4.859907%	61
10/17/22	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.882788%	4.860034%	62
09/16/22	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.882928%	4.860176%	63
08/17/22	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.883053%	4.860302%	64
07/15/22	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.883176%	4.860427%	65
06/17/22	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.883314%	4.860566%	66
05/17/22	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.883422%	4.860675%	67
04/18/22	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.883541%	4.860796%	68
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
30	301741270	05/06/21	21	6	42,904.87	905,514.91	0.00	11,000,000.00	12/17/20	2
Totals					42,904.87	905,514.91	0.00	11,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		62,049,408	62,049,408	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		39,433,162	39,433,162	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		22,192,638	22,192,638	0		0
> 60 Months		842,505,544	831,505,544	11,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	966,180,751	955,180,751	0	0	11,000,000	0
Feb-23	966,864,370	955,864,370	0	0	11,000,000	0
Jan-23	967,387,874	956,387,874	0	0	11,000,000	0
Dec-22	967,909,082	956,909,082	0	0	11,000,000	0
Nov-22	968,480,600	957,480,600	0	0	11,000,000	0
Oct-22	968,997,009	957,997,009	0	0	11,000,000	0
Sep-22	969,563,905	958,563,905	0	0	11,000,000	0
Aug-22	970,075,559	959,075,559	0	0	11,000,000	0
Jul-22	970,584,967	959,584,967	0	0	11,000,000	0
Jun-22	971,145,116	960,145,116	0	0	11,000,000	0
May-22	971,626,337	960,626,337	0	0	11,000,000	0
Apr-22	972,154,778	961,154,778	0	0	11,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
30	301741270	11,000,000.00	11,000,000.00	49,500,000.00	12/01/22	732,495.50	0.21990	06/30/22	04/06/28	I/O
Totals		11,000,000.00	11,000,000.00	49,500,000.00		732,495.50

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
30	301741270	MU	NY	12/17/20	2

The Loan transferred due to payment default stemming from the COVID-19 pandemic. Lender has performed a books and records inspection and is pursuing a foreclosure strategy. Receivership hearing occurred on 11/22/2022 and the order appointing a receiver wa s entered by court on 1/25/2023. The hearing was also an initial conference on required discovery related to the foreclosure action prior to summary judgment. Special Servicer filed a pre-motion conference request to obtain leave to file for summary judgm ent. Motion for summary judgment was filed on 2/14/2023 and a briefing schedule was set by the court.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	1750427	0.00	5.17500%	0.00	5.17500%	8	06/01/20	06/01/20	--
6	1750427	0.00	5.17500%	0.00	5.17500%	8	10/29/20	06/01/20	07/11/20
8	695101004	34,959,053.51	5.14400%	34,959,053.51	5.14400%	10	07/01/20	05/06/20	08/11/20
10	300801780	30,000,000.00	4.91300%	30,000,000.00	4.91300%	10	07/21/20	08/06/20	08/11/20
21	301831021	0.00	5.08000%	0.00	5.08000%	10	08/13/20	08/01/20	09/11/20
28	1852540	12,000,000.00	4.45000%	12,000,000.00	4.45000%	10	05/28/20	06/01/20	06/11/20
43	695100991	7,278,291.49	5.27000%	7,278,291.49	5.27000%	10	07/21/20	07/06/20	08/11/20
48	300801754	5,804,093.85	4.98000%	5,804,093.85	4.98000%	10	07/16/20	08/01/20	08/11/20
Totals		90,041,438.85		90,041,438.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
30	0.00	0.00	2,138.89	0.00	0.00	2,660.57	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,138.89	0.00	0.00	2,660.57	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,799.46

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention SpecialNotices" tab for the MSC 2018-H3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should referto the Certificate Administrator's website for all such information.

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